Other Non-Financial Assets - Summary of Other Non-Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other non-financial assets [line items]
Other non-financial assets	$ 105,262,585	$ 119,296,540	[1]
Investments property [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	68,119,906	63,183,804
Advanced prepayments [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	23,721,169	20,269,335
Tax advances [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	10,153,256	31,456,801
Other [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	$ 3,268,254	$ 4,386,600

[1]	See Note 3.